Share-Based Compensation - Movement in Number of Share Options Granted and Related Weighted Average Exercise Prices (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of options, Beginning balance	185,907,876	68,589,097	67,404,501
Number of options, Granted	55,388,338	136,230,857	62,896,041
Number of options, Cancelled		(1,849,265)
Number of options, Forfeited	(4,570,510)	(1,544,428)	(3,414,045)
Number of options, Modified from options to restricted shares			(58,297,400)
Number of options, Accelerated vesting and exercised		(15,518,385)
Number of options, Exercised	(7,686,832)
Number of options, Ending balance	229,038,872	185,907,876	68,589,097	67,404,501
Number of options, Exercisable	52,682,699
Weighted average exercise price, Beginning balance	$ 0.2179	$ 0.0073	$ 0.0065
Weighted average exercise price, Granted	0.8790	0.2960	0.0080
Weighted average exercise price, Cancelled		0.0006
Weighted average exercise price, Forfeited	0.8782	0.2062	0.0065
Weighted average exercise price, Modified from options to restricted shares			0.0073
Weighted average exercise price, Exercised	0.0392
Weighted average exercise price, Ending balance	$ 0.3706	$ 0.2179	$ 0.0073	$ 0.0065
Weighted average remaining contractual life, balance	12 years 11 months 23 days	13 years 8 months 23 days	4 years 6 months 29 days	5 years 14 days
Aggregate intrinsic value,Balance	$ 38,230
Aggregate intrinsic value, Exercisable	$ 23,460